Taxes (Details) - Schedule of net deferred tax assets	Dec. 31, 2021 USD ($)
Schedule Of Net Deferred Tax Assets Abstract
Net operating losses	$ 33,255
Start up costs	16,151
Total deferred tax assets	49,406
Valuation Allowance	(49,406)
Deferred tax asset, net of allowance